Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Accumulated depreciation on vessels and equipment	$ 330.5	$ 301.6
Common stock, shares authorized	300,000,000	300,000,000
Class A [Member]
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	103,600,000	95,300,000
Common stock, shares outstanding	103,600,000	95,300,000
Class B [Member]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	16,700,000	16,700,000
Common stock, shares outstanding	16,700,000	16,700,000